May 30, 2007

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Apple REIT Eight, Inc.

Pre-Effective Amendment No. 2 to

Registration Statement on Form S-11

Registration No. 333-140548

Ladies and Gentlemen:

We are hereby submitting on behalf of Apple REIT Eight, Inc. (the “Company”) Pre-Effective Amendment No. 2 to the Company’s Registration Statement on Form S-11 pertaining to 91,125,541 Units (each Unit consists of one common share and one Series A preferred share).

Should you have any questions or require any additional documents or information please contact either Martin B. Richards at 804-775-1029 (mrichards@mcguirewoods.com) or David Kurzawa at 804-775-7471 (dkurzawa@mcguirewoods.com).

Very truly yours,

/s/ Martin B. Richards

Attachment

cc:	Elaine Wolff (SEC)
Michael McTiernan (SEC)
Yolanda Crittenden (SEC)
Cicely LaMothe (SEC)
Glade M. Knight
David S. McKenney
David P. Buckley
Bryan F. Peery